PROPERTY AND EQUIPMENT (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 625	$ 645
Property, Plant and Equipment, Disposals	426
Depreciation	370
Gain (Loss) on Disposition of Property Plant Equipment	$ 56